Note 2 - Significant Accounting Policies	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Significant Accounting Policies:

A discussion of the Company's significant accounting policies can be found in the Company's annual financial statements for the fiscal year ended December 31, 2015 which have been filed with the US Securities and Exchange Commission on Form 20-F on April 26, 2016. There have been no changes to these policies in the six-month period ended June 30, 2016, except for:

On January 1, 2016, the Company adopted ASU No. 2015-03
Interest – Imputation of Interest
effective for the financial statements for the fiscal year ending December 31, 2016 and interim periods within this fiscal year and thus presents deferred financing costsas a reduction of long-term debt. In order to conform with the current period presentation, the Company has reduced Deferred charges by $1,324 and has decreased the amount of the related current and non-current obligations by $695 and $629, respectively on the consolidated balance sheet as of December 31, 2015. This reclassification has no impact on the Company's results of operations, cash flows and net assets for any period.

Recent Accounting Pronouncements:

On May 28, 2014, the FASB issued Accounting Standard Update (“ASU”) No 2014-09 as amended by ASU 2016-08 which was issued in March 2016, ASU 2016-10 which was issued in April 2016 and ASU 2016-12 which was issued in May 2016, Revenue From Contracts With Customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. The Company is currently evaluating the impact, if any, of the adoption of this new standard.

In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-15
Statement of Cash Flows, Clarification of Certain Cash Receipts and Cash Payments
, which provides guidance on the presentation and classification of eight specific cash flow issues. Those issues are cash payment for debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instrument or other debt instrument with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; cash received from settlement of corporate-owned life insurance policies; distribution received from equity method investees; beneficial interest in securitization transactions; and classification of cash receipts and payments that have aspect of more than one class of cash flows. The guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2017 with early adoption permitted.
The Company is currently evaluating the impact, if any, of the adoption of this new standard.